Fair Value of Financial Instruments - Summary of Financial Instruments Measured at Fair Value on Recurring Basis (Detail) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Measurements, Recurring [Member] | Derivative Financial Instruments, Liabilities [Member]
Liabilities
Warrant liability	$ 777,000	$ 2,540,240	$ 18,296,093
Fair Value, Measurements, Recurring [Member] | Money Market Funds [Member]
Assets
Cash and cash equivalents	3,975,000	3,803,929	7,891,888
Series A Warrant [Member]
Liabilities
Warrant liability	558,000	1,212,803	857,362
Series A Warrant [Member] | Fair Value, Measurements, Recurring [Member] | Derivative Financial Instruments, Liabilities [Member]
Liabilities
Warrant liability	558,000	1,212,803	857,362
Series B Warrant [Member]
Liabilities
Warrant liability		0	17,438,731
Series B Warrant [Member] | Fair Value, Measurements, Recurring [Member] | Derivative Financial Instruments, Liabilities [Member]
Liabilities
Warrant liability		865,000	17,438,731
Series C Warrant Liability [Member]
Liabilities
Warrant liability	219,000	462,437
Series C Warrant Liability [Member] | Fair Value, Measurements, Recurring [Member] | Derivative Financial Instruments, Liabilities [Member]
Liabilities
Warrant liability	219,000	462,437
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Derivative Financial Instruments, Liabilities [Member]
Liabilities
Warrant liability	558,000	1,212,803	857,362
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Money Market Funds [Member]
Assets
Cash and cash equivalents	3,975,000	3,803,929	7,891,888
Fair Value, Inputs, Level 1 [Member] | Series A Warrant [Member] | Fair Value, Measurements, Recurring [Member] | Derivative Financial Instruments, Liabilities [Member]
Liabilities
Warrant liability	558,000	1,212,803	857,362
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Derivative Financial Instruments, Liabilities [Member]
Liabilities
Warrant liability			0
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Derivative Financial Instruments, Liabilities [Member]
Liabilities
Warrant liability	219,000	1,327,437	17,438,731
Level 3 [Member] | Series B Warrant [Member] | Fair Value, Measurements, Recurring [Member] | Derivative Financial Instruments, Liabilities [Member]
Liabilities
Warrant liability		865,000	$ 17,438,731
Level 3 [Member] | Series C Warrant Liability [Member] | Fair Value, Measurements, Recurring [Member] | Derivative Financial Instruments, Liabilities [Member]
Liabilities
Warrant liability	$ 219,000	$ 462,437